Long Term Assets (Details) - Schedule of long term assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of long term assets [Abstract]
Prepaid expenses	$ 91
Other	59	$ 59
Long term assets	$ 150	$ 59